DERIVATIVE FINANCIAL INSTRUMENTS (Details) $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2018 AUD ($)
DERIVATIVE FINANCIAL INSTRUMENTS
Current derivative financial assets	$ 4,123,000		$ 24,315,000
Non-current derivative financial assets	2,033,000		8,003,000
Total financial assets	6,156,000		32,318,000
Current derivative financial liabilities	2,218,000		436,000
Non-current derivative financial liabilities	5,288,000		2,578,000
Total financial liabilities	7,506,000		3,014,000
Derivative notional amount				$ 284
Gain (loss) on commodity derivative financial instruments	(23,057,000)	$ (23,180,000)
Realised gain from derivative contracts		$ 6,838,000
Commodity contracts
DERIVATIVE FINANCIAL INSTRUMENTS
Current derivative financial assets	4,123,000		24,315,000
Non-current derivative financial assets	2,033,000		8,003,000
Current derivative financial liabilities	389,000		225,000
Non-current derivative financial liabilities	912,000		651,000
Realised loss related to derivative contracts	3,600,000
Unrealised losses on change in fair value of the derivative contracts	26,600,000
Interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Current derivative financial liabilities	1,829,000		211,000
Non-current derivative financial liabilities	4,376,000		$ 1,927,000
Realised gain related to derivative contracts	41,600
Unrealised losses on change in fair value of the derivative contracts	$ 4,100,000